Financial risk management - Disclosure Of Changes In Fair Value Of Financial Assets Based On Significant Unobservable Inputs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of fair value measurement of assets [line items]
Opening balance	¥ 573,508
Closing balance	1,969,898	$ 301,899	¥ 573,508
Level 3 | Wealth Management Products
Disclosure of fair value measurement of assets [line items]
Opening balance	122,224		38,597	¥ 252,915
Additions	1,628,558		479,100	895,140
Settlements	(1,625,106)		(396,420)	(1,116,604)
Investment income credited to profit or loss (Note 9)	4,652		947	7,146
Exchange differences	(326)
Closing balance	130,002		122,224	¥ 38,597
Level 3 | Other Investments
Disclosure of fair value measurement of assets [line items]
Opening balance	0
Additions	19,000
Fair value change recognized in profit or loss (Note 9)	609
Closing balance	¥ 19,609		¥ 0